UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21596

MUNDOVAL FUNDS
(Exact name of registrant as specified in charter)

7855 Ivanhoe Avenue, #210, La Jolla, CA 92037 (Address of principal executive offices) (Zip code)

Arthur Q. Johnson Mundoval Funds 7855 Ivanhoe Avenue, #210, La Jolla, CA 92037 (Name and address of agent for service)

Registrant's telephone number, including area code: (858) 454-4837

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Mundoval Fund

SEMI-ANNUAL REPORT
June 30, 2009

Mundoval Fund Semi-Annual Report June 30, 2009

Fellow Shareholders,

For the one year period ended June 30, 2009, the Mundoval Fund returned -24.98% versus -29.50% for the MSCI World Index. Since inception on September 3, 2004, the annualized rate of return for the Mundoval Fund has been 0.67% versus 0.39% for the MSCI World Index.

Positive factors impacting investment performance for the Fund during the six month period included the Information Technology (Ebay, Microsoft, Dell and Cisco), Healthcare (WellPoint) and Industrial Sectors (Ingersoll-Rand). Negative factors impacting performance of the Fund during the six month period included the Financial (Citigroup), Industrial (General Electric) and Telecommunication Sectors (SK Telecom).

Nike and Taiwan Semiconductor were sold during the first half of the year because the investment adviser believed their share prices fairly reflected the intrinsic value of the businesses. New security positions during the period included US Bancorp, Telefonica de Espana, ITT Industries, Mobile Telesystems, Walt Disney Company, General Dynamics, Tyco International and Sysco Corporation.

Healthcare holdings (Sanofi Aventis, Astrazeneca, WellPoint, Novartis, Johnson & Johnson & Glaxosmithkline) represent 25% of the Fund. The industrial sector (Illinois Toolworks, General Electric, Ingersoll-Rand, ITT Industries and General Dynamics) represent 16% of the Fund. Information technology holdings (Cisco Systems, Microsoft, Dell Computer and Ebay) represent approximately 14% of the Fund. The Fund owns shares of common stock in 40 companies as of June 30, 2009.

During this period of economic uncertainty, we can point to a few facts about the capital markets with certainty:

                     1. Several reports earlier this year confirmed there to be record amounts of cash invested in money market accounts and other short term investments, the highest levels since 1984. Historically, rising levels of cash have coincided with market bottoms.
                     2. The stock market has tended to be a leading indicator, at times rebounding months before the economy recovers. Attempts to predict or forecast market price fluctua tions have proven to be futile and costly.
                     3. Share prices of common stocks eventually reflect the economic fundamentals of the businesses that they represent. Therefore, price is what we pay and value is what we eventually get.
                     4. It is all too easy for investors to extrapolate recent investment performance, which has no statistical significance, rather than emphasizing long-term time horizons and empirical data. An individual's ability to cope with the emotional ups and downs of investing are likely to be important determinants of long-run investment success.

Thank you for your continued support and confidence.

Arthur Q. Johnson, CFA Portfolio Manager

2009 Semi-Annual Report 1

Mundoval Fund (Unaudited)

                                                     Mundoval Fund
                            by Industry Sectors (as a percentage of Net Assets)

*Net Cash represents cash equivalents and liabilities in excess of net assets.

PERFORMANCE INFORMATION

AVERAGE ANNUAL RATE OF RETURN (%) FOR PERIODS ENDED JUNE 30, 2009.

June 30, 2009 NAV $8.81

				Since
	Year-To-Date(A)	1 Year(A)	3 Years(A)	Inception(A)
Mundoval Fund	4.26%	-24.98%	-5.77%	0.67%
MSCI World Index(B)	6.35%	-29.50%	-8.01%	0.39%

(A) Year-To-Date, 1 Year, 3 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. Performance information is as of the most recent calendar quarter end. The inception date of the Mundoval Fund was September 3, 2004.

(B)The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance in twenty-three countries in Europe, Australia, Asia, the Far East and North America.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-595-2877.

2009 Semi-Annual Report 2

Availability of Quarterly Schedule of Investments (Unaudited)

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines (Unaudited)

     A.Q. Johnson & Co., Inc., the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge by calling our toll free number (1-800-595-2877) or by visiting the Fund’s website at www.mundoval.com. The description is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

     Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling our toll free number (1-800-595-2877). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Expense Example (Unaudited)

     Shareholders of this Fund incur ongoing expenses consisting soley of management fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on January 1, 2009 and held through June 30, 2009.

     The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period." The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. Shareholders may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	January 1, 2009
	January 1, 2009	June 30, 2009	to June 30, 2009

Actual	$1,000.00	$1,042.60	$7.60

Hypothetical	$1,000.00	$1,017.36	$7.50
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2009 Semi-Annual Report 3

Mundoval Fund

		Schedule of Investments
		June 30, 2009 (Unaudited)

Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Beverages
4,000	Diageo plc **	$ 229,000	3.01%
Books: Publishing or Publishing & Printing
15,000	Pearson plc **	151,650	1.99%
Chemicals & Allied Products
8,000	BASF Aktiengesellschaft **	318,000	4.18%
Computer Communications Equipment
15,000	Cisco Systems Inc. *	279,750	3.68%
Electronic & Other Electrical Equipment (No Computer Equipment)
18,000	General Electric Co.	210,960	2.77%
Electronic Computers
17,000	Dell Inc. *	233,410	3.07%
Electronic Connectors
2,000	Tyco International Ltd. (Switzerland)	51,960	0.68%
Fire, Marine & Casualty Insurance
35,000	American International Group, Inc.	40,600	0.53%
Food and Kindred Products
11,500	Unilever plc **	270,250	3.55%
General Industrial Machinery & Equipment
7,000	Illinois Tool Works Inc.	261,380
11,500	Ingersoll-Rand Co., Ltd. (Bermuda)	240,350
		501,730	6.59%
Hospital & Medical Service Plans
6,000	WellPoint Inc. *	305,340	4.01%
Life Insurance
15,000	ING Groep NV **	152,100	2.00%
National Commercial Banks
18,000	Bank of America Corporation	237,600
11,500	Citigroup Inc.	34,155
10,000	US Bancorp	179,200
		450,955	5.92%
Newspapers: Publishing or Publishing & Printing
20,000	News Corporation	211,400	2.78%
Pharmaceutical Preparations
7,000	AstraZeneca plc **	308,980
7,500	GlaxoSmithKline plc **	265,050
4,500	Johnson & Johnson	255,600
4,500	Novartis AG **	183,555
20,000	Pfizer Inc.	300,000
10,500	Sanofi-Aventis **	309,645
		1,622,830	21.32%
Plastic Materials, Synth Resins & Nonvulcan Elastomers
7,500	Dow Chemical Co.	121,050	1.59%
Pumps & Pumping Equipment
3,000	ITT Corporation	133,500	1.75%
Radiotelephone Communications
2,000	Mobile Telesystems OJSC * **	73,860
9,000	SK Telecom Co. Ltd. **	136,350
10,000	Tele Norte Leste Participacoes S.A. **	148,700
		358,910	4.72%
Savings Institution, Federally Chartered
4,675	HSBC Holdings plc **	195,275	2.57%

*Non-Income Producing Securities.
**ADR - American Depositary Receipt.
The accompanying notes are an integral part of these
financial statements.

2009 Semi-Annual Report 4

Mundoval Fund

		Schedule of Investments
		June 30, 2009 (Unaudited)

Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Services - Advertising Agencies
3,500	Omnicom Group Inc.	$ 110,530	1.45%
Services - Business Services, NEC
12,000	eBay Inc. *	205,560	2.70%
Services - Miscellaneous Amusement
3,000	Walt Disney Co.	69,990	0.92%
Services - Motion Picture & Video
753	Time Warner Cable Inc.	23,847
3,000	Time Warner Inc.	75,570
		99,417	1.31%
Services - Prepackaged Software
12,000	Microsoft Corp.	285,240	3.75%
Ship & Boat Building & Repairing
1,000	General Dynamics Corp.	55,390	0.73%
Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics
3,700	Procter & Gamble Co.	189,070	2.48%
Surgical & Medical Instruments & Apparatus
5,300	3M Co.	318,530	4.18%
Telecommunications
2,500	Telefonica SA **	169,725	2.23%
Wholesale - Groceries & Related
2,000	Sysco Corp.	44,960	0.59%
Total for Common Stock (Cost - $9,530,141)		$ 7,387,082	97.05%
Cash Equivalents
321,477	First American Treasury Obligation Fund Cl Y 0.00% ***	321,477	4.22%
	(Cost - $321,477)
	Total Investments	7,708,559	101.27%
	(Cost - $9,851,618)
	Liabilities in Excess of Other Assets	(96,555)	-1.27%
	Net Assets	$ 7,612,004	100.00%

*Non-Income Producing Securities.
**ADR - American Depositary Receipt.
*** Variable Rate Security; the Yield Rate shown represents
the rate at June 30, 2009.
The accompanying notes are an integral part of these
financial statements.

2009 Semi-Annual Report 5

Mundoval Fund

Statement of Assets and Liabilities (Unaudited)
June 30, 2009

Assets:
Investment Securities at Market Value	$ 7,708,559
(Cost - $9,851,618)
Dividend Receivable	21,919
Interest Receivable	7
Total Assets	7,730,485
Liabilities:
Payable for Securities Purchased	108,450
Payable to Adviser	10,031
Total Liabilities	118,481
Net Assets	$ 7,612,004

Net Assets Consist of:
Capital Paid In	$ 9,767,274
Accumulated Undistributed Net Investment Income	110,620
Accumulated Realized Gain (Loss) on Investments - Net	(122,831)
Unrealized Depreciation in Value of Investments
Based on Identified Cost - Net	(2,143,059)
Net Assets, for 864,205 Shares Outstanding	$ 7,612,004
(Without par value, unlimited shares authorized)
Net Asset Value, Offering and Redemption Price
Per Share ($7,612,004/864,205 shares)	$ 8.81

Statement of Operations (Unaudited)
For the six months ended June 30, 2009

Investment Income:
Dividends (Net of foreign withholding taxes and fees of $6,350)	$ 158,517
Interest	334
Total Investment Income	158,851
Expenses:
Management Fees	49,712
Total Expenses	49,712

Net Investment Income	109,139

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	44,647
Change in Unrealized Depreciation on Investments	154,947
Net Realized and Unrealized Loss on Investments	199,594

Net Increase (Decrease) in Net Assets from Operations	$ 308,733

The accompanying notes are an integral part of these
financial statements.

2009 Semi-Annual Report 6

Mundoval Fund

Statements of Changes in Net Assets	(Unaudited)
	1/1/2009	1/1/2008
	to	to
	6/30/2009	12/31/2008
From Operations:
Net Investment Income	$ 109,139	$ 177,064
Net Realized Gain (Loss) on Investments	44,647	(78,516)
Change in Net Unrealized Appreciation (Depreciation)	154,947	(4,007,820)
Increase (Decrease) in Net Assets from Operations	308,733	(3,909,272)
From Distributions to Shareholders:
Net Investment Income	-	(176,629)
Net Realized Gain from Security Transactions	-	(480)
Change in Net Assets from Distributions	-	(177,109)
From Capital Share Transactions:
Proceeds From Sale of Shares	245,401	846,491
Shares Issued on Reinvestment of Dividends	-	177,109
Cost of Shares Redeemed	(108,272)	(1,503,210)
Net Increase (Decrease) from Shareholder Activity	137,129	(479,610)

Net Increase (Decrease) in Net Assets	445,862	(4,565,991)

Net Assets at Beginning of Period	7,166,142	11,732,133
Net Assets at End of Period
(Including Accumulated Undistributed Net Investment	$ 7,612,004	$ 7,166,142
Income of $110,620 and $1,481)

Share Transactions:
Issued	30,200	74,359
Reinvested	-	21,572
Redeemed	(14,114)	(125,259)
Net Increase (Decrease) in Shares	16,086	(29,328)
Shares Outstanding Beginning of Period	848,119	877,447
Shares Outstanding End of Period	864,205	848,119

Financial Highlights
Selected data for a share outstanding	(Unaudited)
throughout the period:	1/1/2009		1/1/2008	9/1/2007		9/1/2006	9/1/2005	9/3/2004*
	to		to	to		to	to	to
	6/30/2009		12/31/2008	12/31/2007		8/31/2007	8/31/2006	8/31/2005
Net Asset Value -
Beginning of Period	$ 8.45		$ 13.37	$ 15.12		$ 12.91	$ 11.04	$ 10.00
Net Investment Income *****	0.13		0.21	0.05		0.16	0.11	0.10
Net Gain (Loss) on Securities
(Realized and Unrealized)	0.23		(4.92)	(0.20)		2.25	1.84	0.95
Total from Investment Operations	0.36		(4.71)	(0.15)		2.41	1.95	1.05

Distributions (From Net Investment Income)	-		(0.21)	(0.18)		(0.08)	(0.08)	(0.01)
Distributions (From Realized Capital Gains)	-		- (a)	(1.42)		(0.12)	-	-
Total Distributions	-		(0.21)	(1.60)		(0.20)	(0.08)	(0.01)

Net Asset Value -
End of Period	$ 8.81		$ 8.45	$ 13.37		$ 15.12	$ 12.91	$ 11.04
Total Return ****	4.26%	***	(35.15)%	(1.09)%	***	18.81%	17.70%	10.46%	***
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	7,612		7,166	11,732		13,482	7,573	4,800
Ratio of Expenses to Average Net Assets	1.50%	**	1.50%	1.50%	**	1.50%	1.50%	1.50%	**
Ratio of Net Investment Income to Average
Net Assets	3.29%	**	1.83%	0.91%	**	1.15%	0.93%	0.97%	**
Portfolio Turnover Rate	9.01%	***	30.10%	3.86%	***	25.49%	26.46%	14.94%	**

* Commencement of Operations. ** Annualized. *** Not Annualized.
**** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions.
***** Per share amounts were calculated using the average shares method.
(a) Per share amount less than $0.005.
The accompanying notes are an integral part of these
financial statements.

2009 Semi-Annual Report 7

NOTES TO FINANCIAL STATEMENTS
MUNDOVAL FUND
June 30, 2009
(UNAUDITED)

1.) ORGANIZATION
Mundoval Fund (the "Fund") is a non-diversified series of the Mundoval Funds (the "Trust"), an open-end management investment company. The Trust was organized in Ohio as a business trust on March 24, 2004 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. The Fund commenced operations on September 3, 2004. The Fund's investment objective is long-term capital appreciation. Effective September 1, 2007, the Fund’s Board of Trustees (the “Board”) elected to change the Fund’s fiscal year end to December 31.

2.) SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION: Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is valued by the pricing service at its last bid price. When market quotations are not readily available, when the Adviser determines that the market quotation of the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The Fund adopted Financial Accounting Standards Board (FASB) Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements" effective January 1, 2008. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability

2009 Semi-Annual Report 8

Notes to the Financial Statements (Unaudited) - continued

developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$7,387,082	$0	$0	$7,387,082
Cash Equivalents	$321,477	0	0	321,477
Total	$7,708,559	$0	$0	$7,708,559

The Fund did not hold any Level 3 assets during the six month period ended June 30, 2009. The Fund adopted FASB Statement of Financial Accounting Standards No.161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"), effective January 1, 2009. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. The Fund did not invest in derivative instruments during the six months ended June 30, 2009.

FEDERAL INCOME TAXES: The Fund’s policy is to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2005-2008), or expected to be taken in the Fund’s 2009 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER: Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.

SUBSEQUENT EVENTS: Management has evaluated subsequent events through August 28, 2009, the date the financial statements were issued.

2009 Semi-Annual Report 9

Notes to the Financial Statements (Unaudited) - continued

3.) INVESTMENT ADVISORY AGREEMENT
The Fund has entered into an investment advisory agreement (the “Management Agreement”) with A.Q. Johnson & Co., Inc. (the “Adviser”). Under the terms of the Management Agreement the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust. The Adviser pays all operating expenses of the Fund with the exception of taxes, brokerage fees and commissions, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), and extraordinary expenses. For its services, the Adviser receives an annual investment management fee from the Fund of 1.50% of the average daily net assets of the Fund. As a result of the above calculation, for the six month period ended June 30, 2009 the Adviser earned management fees totaling $49,712, of which $10,031 was payable to the Adviser as of June 30, 2009.

Arthur Q. Johnson is the control person of the Adviser and also serves as a trustee/officer of the Fund. This individual receives benefits from the Adviser resulting from management fees paid to the Adviser by the Fund.

4.) RELATED PARTY TRANSACTIONS
The Trustees who are not interested persons of the Fund were paid $500 each in Trustees fees by the Adviser for the six month period ended June 30, 2009. Under the Management Agreement, the Adviser pays these fees.

5.) INVESTMENTS
For the six month period ended June 30, 2009, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $931,345 and $560,681 respectively. There were no purchases or sales of U.S. Government obligations.

For federal income tax purposes, the cost of investments owned at June 30, 2009 was $9,851,618. At June 30, 2009, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$371,712	($2,514,771)	($2,143,059)

6.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting shares of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2009, Arthur Q. Johnson held, in aggregate, 53.48% of the Fund and therefore may be deemed to control the Fund. Arthur Q. Johnson is the control person of the Adviser and also serves as a trustee/officer of the Fund.

7.) CAPITAL SHARES
At June 30, 2009 an unlimited number of shares of beneficial interest were authorized. 864,205 shares were issued and outstanding and paid in capital was $9,767,274.

8.) DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the periods shown below were as follows: Distributions paid from:

	Six Months Ended
	June 30, 2009	2008
Ordinary Income .	$ -0-	$ 176,629
Short-Term Capital Gain	-0-	-0-
Long-Term Capital Gain	-0-	480
	$ -0-	$ 177,109

9.) CAPITAL LOSS CARRYFORWARD
At December 31, 2008, the Fund had available for federal tax purposes an unused capital loss caryforward of $89,644 which expires in 2016. Capital loss carryforwards are available to offset future realized capital gains. To the extent that this carryforward is used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

2009 Semi-Annual Report 10

ADDITIONAL INFORMATION
June 30, 2009
(UNAUDITED)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

On February 11, 2009, the Board of Trustees (the “Trustees” or the “Board”) for the Mundoval Fund met to consider the renewal of the Management Agreement (the "Agreement"). In renewing the Agreement, the Board of Trustees considered and evaluated the following factors: (i) the investment performance of the Fund and the investment adviser; (ii) the nature, extent and quality of the services provided by the investment adviser to the Fund; (iii) the cost of the services provided and the profits realized by the adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of shareholders.

The Board met with the Adviser to discuss the terms of the Agreement. The Board reviewed the history of the Adviser, including background and investment management experience, as well as the Fund's performance for the last fiscal year, important factors relating to the fund's performance, the Adviser's investment and research strategy, the Adviser's strength, and expected expenses and revenue from the Fund.

The Board gave careful consideration to factors deemed relevant to the Trust and the Fund as well as the nature, extent and quality of the services to be provided by the Adviser and the performance of the Fund since commencement of operations. The Trustees analyzed the Adviser's experience and the capabilities of the portfolio manager. The Trustees reviewed and discussed the Adviser's Form ADV, internal compliance policies and financials. The Trustees also compared the Fund's management fee and total annual operating expenses with those of comparable funds.

As to the performance of the Fund, the materials from the Adviser included information regarding the Fund's performance compared to a peer group of 32 similar funds. The Trustees noted that the Fund performed within the range of its peers. It was noted that the Mundoval Fund was down 35.15% for the 12 month period ended December 31, 2008, compared to -40.61% for the peer group and -40.71% for the MSCI World Index. Since inception, the Mundoval Fund returned an average of -0.21% compared to -0.98% for the MSCI World Index. The Trustees also reviewed the performance of other accounts managed by the Adviser with a comparable mandate.

As to the nature, extent and quality of the services provided by the Adviser, the Trustees analyzed the Adviser's experience and capabilities. The Adviser summarized the information provided to the Board. The Trustees discussed the Adviser's financial condition, the portfolio manager's background and investment management experience. The Board noted that there were no changes in the personnel managing the Fund or in the business or organization of the Adviser. The representatives of the Adviser reviewed and discussed with the Board the Adviser's ADV and the 17j-1 certifications. The Adviser also discussed its financial stability. As to the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund, it was noted that the Adviser is paying substantially all operating expenses of the Fund and that the Adviser's relationship with the Fund has resulted in a slight profit to the Adviser. The Adviser also stated that in addition to advisory services, it also provides the Fund with officers, including the CCO, marketing support and office space.

Turning to the level of the management fee, the Trustees were presented with a comparative analysis of advisory fees and expense ratios based on publicly available data and drawn from its peer group. Included in the comparison were funds with similar asset ranges. It was noted that while the Adviser's management fee was the highest in the peer group, the Adviser is responsible under the Agreement for paying all but a very small fraction of the Fund's expenses out of the management fee. The Trustees also noted that the Fund's current expense ratio of 1.50% was less than the average expense ratio of 1.76% for the peer group. The Adviser also provides sub-advisory services to another fund for which it is paid 0.50% . However, the Adviser does not provide office space, a compliance officer and other services to the fund, nor does it pay all of the fund’s expenses out of its sub-advisory fee. Finally, the Trustees reviewed information regarding fees charged by the Adviser for separate accounts. The Board noted that A.Q. Johnson is paid 1.00% for separate accounts management, but does not provide the same comprehensive level of services to separate accounts as is provided to the Fund. Furthermore, the Board noted that the effective management fee rate after the Adviser pays expenses for the Fund is substantially less that 1.00% . Having considered the

2009 Semi-Annual Report 11

Additional Information (Unaudited) - continued

comparative data as described above, the Trustees concluded that the management fee and expense ratio were reasonable.

As for potential economies of scale, the Trustees discussed and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Trustees noted that the Adviser represented to the Board that the Adviser would consider including breakpoints in the management fee as the Fund grows, thereby benefiting shareholders. Next, the independent Trustees met in executive session to discuss the continuation of the Agreement. The officers of the Trust were excused during this discussion.

Upon reconvening the meeting, the Trustees reported that after further consideration, they were satisfied with the relative performance of the Fund. They concluded that the nature and extent of services provided by the Adviser was consistent with the Board's expectations. The Trustees also concluded that the Adviser has sufficient resources and had provided quality advisory services to the Fund. The Board agreed that the fees in the Agreement were reasonable and that the Adviser was slightly profitable. The Trustees agreed that economics of scale would not be a material consideration until the Fund is substantially larger. It was the consensus of the Trustees, including the independent Trustees, that renewal of the Management Agreement would be in the best interests of the Fund.

2009 Semi-Annual Report 12

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2009 Semi-Annual Report 13

Board of Trustees
William W. Eigner
Arthur Q. Johnson
David B. Marino
Greg S. Young

Investment Adviser
A.Q. Johnson & Co., Inc.
7855 Ivanhoe Ave., Ste. 210
La Jolla, CA 92037

Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services
8000 Town Centre Dr., Suite 400
Broadview Hts., OH 44147

Fund Administrator
Premier Fund Solutions, Inc.
480 N. Magnolia Avenue, Suite 103
El Cajon, CA 92020

Independent Registered
Public Accounting Firm
Cohen Fund Audit Services, Ltd.
800 Westpoint Pkwy., Suite 1100
Westlake, OH 44145-1594

This report is provided for the general information of the shareholders of the Mundoval Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mundoval Funds

By: /s/ Arthur Q. Johnson Arthur Q. Johnson President

Date: 9/2/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Arthur Q. Johnson Arthur Q. Johnson President

Date: 9/2/09

By: /s/ Arthur Q. Johnson Arthur Q. Johnson Chief Financial Officer

Date: 9/2/09